Corporate information	12 Months Ended
Dec. 31, 2024
Disclosure of Corporate Information [Abstract]
Corporate information

1. Corporate information

Stevanato Group S.p.A. (herein referred to as the “Company” and together with its subsidiaries the “Group”) is headquartered in Italy and its registered office is located in via Molinella 17, Piombino Dese (Padua, Italy). The Group is active in the design, production and distribution of products and processes to provide integrated solutions for the bio-pharma and healthcare industries, leveraging on regular investment and the selected acquisition of skills and new technologies to maintain and enhance its status as a global leader in the bio-pharma industry. Principal products are containment solutions, drug delivery systems, medical devices, diagnostic and analytical services, visual inspection machines, assembling and packaging machines, and glass forming machines.

The Group has 13 manufacturing plants, including (i) ten production plants for manufacturing and assembly of bio-pharma and healthcare products (in Italy, Germany, Slovakia, Brazil, Mexico, China, United States), and (ii) three plants for the production of machinery and equipment (in Italy and Denmark). In addition to the manufacturing plants the Group has two sites for analytical services (in Italy and United States) and a commercial company in Japan. The Group is expanding its global capacity primarily for its high-value solutions products. In Italy, the new facilities in Piombino Dese and in Latina started commercial production in 2023. In the United States, the Group is advancing the build out of its new EZ-fill® manufacturing hub in Fishers, Indiana. In late 2023, the Group launched customer validations, which are expected to continue into 2026, and in the third quarter of 2024 the Group initiated commercial production in Fishers.

The global footprint allows the Group to sell products and provide services in approximately 70 countries worldwide.

Stevanato Group S.p.A. is controlled by Stevanato Holding S.r.l. which holds 73.73% of its share capital.

On July 16, 2021, Stevanato Group's shares began trading on the New York Stock Exchange under the symbol STVN.